Basic and Diluted Loss Per Share - Schedule of Net Profit (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Basic and Diluted Loss Per Share - Schedule of Net Profit (Loss) Per Share (Details) [Line Items]
Net loss from continuing operations attributable to the Company	$ (78,635)	$ (1,521)
Net loss from discontinued operations attributable to the Company	4,337	(1,858)
Class A Ordinary Shares [Member]
Basic and Diluted Loss Per Share - Schedule of Net Profit (Loss) Per Share (Details) [Line Items]
Net loss from continuing operations attributable to the Company	(78,606)	(1,508)
Net loss from discontinued operations attributable to the Company	4,337	(1,008)
Allocation of net loss from continuing operations between Class A and Class B Ordinary Shares		(499)
Allocation of net loss from discontinued operations attributable to the Company between Class A and Class B Ordinary Shares		$ (334)
Weighted average shares (in Shares)		62,783,000
Basic net loss per share from continuing operations (in Dollars per share)		$ (7.95)
Diluted net loss per share from continuing operations (in Dollars per share)		(7.95)
Basic net loss per share from discontinued operations (in Dollars per share)		(5.31)
Diluted net loss per share from discontinued operations (in Dollars per share)		(5.31)
Basic net loss per share attributable to the Company (in Dollars per share)		(13.26)
Diluted net loss per share attributable to the Company (in Dollars per share)		$ (13.26)
Class B Ordinary Shares [Member]
Basic and Diluted Loss Per Share - Schedule of Net Profit (Loss) Per Share (Details) [Line Items]
Net loss from continuing operations attributable to the Company	$ (78,606)	$ (1,508)
Net loss from discontinued operations attributable to the Company	4,337	(1,008)
Allocation of net loss from continuing operations between Class A and Class B Ordinary Shares	(78,606)	(1,009)
Allocation of net loss from discontinued operations attributable to the Company between Class A and Class B Ordinary Shares	$ 4,337	$ (674)
Weighted average shares (in Shares)	8,791,366,000	126,915,000
Basic net loss per share from continuing operations (in Dollars per share)	$ (8.94)	$ (7.95)
Diluted net loss per share from continuing operations (in Dollars per share)	(8.94)	(7.95)
Basic net loss per share from discontinued operations (in Dollars per share)	0.49	(5.31)
Diluted net loss per share from discontinued operations (in Dollars per share)	0.49	(5.31)
Basic net loss per share attributable to the Company (in Dollars per share)	(8.45)	(13.26)
Diluted net loss per share attributable to the Company (in Dollars per share)	$ (8.45)	$ (13.26)